USAA TAX EXEMPT MONEY MARKET FUND
Risk Return Summary USAA TAX EXEMPT MONEY MARKET FUND
INVESTMENT OBJECTIVE

The USAA Tax Exempt Money Market Fund (the Fund) provides investors with interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund’s most recently completed fiscal year.

Shareholder Fees
Shareholder Fees	USAA TAX EXEMPT MONEY MARKET FUND -
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	USAA TAX EXEMPT MONEY MARKET FUND -
Management Fee	0.28%
Distribution and/or Service (12b-1) Fees-	none
Other Expenses	0.30%
Total Annual Operating Expenses	0.58%

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund’s operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USAA TAX EXEMPT MONEY MARKET FUND | - | USD ($)	59	186	324	726

PRINCIPAL INVESTMENT STRATEGY

The Fund invests primarily in high-quality securities the interest of which is exempt from federal income tax (referred to herein as “tax-exempt securities”) with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities.

PRINCIPAL RISKS

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

The securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income instrument will fail to make timely interest and principal payments on its securities or that negative market perceptions of an issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund also is subject to the possibility that the value of its investments will fluctuate because of changes in interest rates, changes in supply and demand for tax-exempt securities, or other market factors.

Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (VRDNs) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, it will not purchase a synthetic instrument of this type unless it believes there is only minimal risk that it will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.

PERFORMANCE

The following bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows the Fund's average annual total returns for the periods indicated.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
0.00% (6/30/15)
BEST QUARTER*	WORST QUARTER*
0.84% 2nd Qtr. 2007	0.00% 4th Qtr. 2014

*Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

AVERAGE ANNUAL TOTAL RETURNS For The Periods Ended December 31, 2014
Average Annual Total Returns	1 Year	5 Years	10 Years
USAA TAX EXEMPT MONEY MARKET FUND | - | Return Before Taxes |	0.01%	0.02%	1.15%